Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Venture Partner Lease	Dec. 31, 2011	Dec. 31, 2010
Contingencies And Commitments [Line Items]
Number of capital leases entered into during year	0
Rental expense related to continuing operations for operating leases	$ 16.2	$ 15.7	$ 15.3
Non cash lease expense related to continuing operations	5.7	5.8	5.9
Number of joint ventures	2
Real Estate funds serving as joint venture partners	2
Corporate joint venture [Member]
Contingencies And Commitments [Line Items]
Maximum potential amount liable under contribution agreement	16.9
Total debt subject to guarantees	86.4
Osceola County [Member]
Contingencies And Commitments [Line Items]
Operating lease agreement period	75 years
Land area covered under operating lease agreement in acres	65.3
Annual base payment for operating lease	3.6
Percentage of escalation of base rent	3.00%
Annual base lease expense for operating lease	9.4	9.4	9.4
Expiration date of lease under extension	Jan. 31, 2101
Contingent rentals	$ 2.0	$ 1.4	$ 1.5